Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (49)	$ (21)
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,041	1,463
Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	473	214
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	100
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,418	883
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	45	122
Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		136
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	8
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4,279	3,681
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	577	679
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,064	740
Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	153	156
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,436	2,053
Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	49	53
U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(736)	(937)
U.S Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	865	729
U.S Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	89	114
U.S Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	86	88
U.S Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	684	454
U.S Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	72
U.S Dollar risk[Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
U.S Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	1
U.S Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,601	1,666
U.S Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	196	267
U.S Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	210	145
U.S Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	41
U.S Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,161	1,211
U.S Dollar risk[Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	2
Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(320)	422
Euro Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	309	289
Euro Currency Risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	13
Euro Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	5
Euro Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	260	227
Euro Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	41
Euro Currency Risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Euro Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	3
Euro Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	926	388
Euro Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	92	70
Euro Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	216	163
Euro Currency Risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	73	68
Euro Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	499	36
Euro Currency Risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	51
British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	8
British Pound risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	40
British Pound risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	5
British Pound risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	35
British Pound risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
British Pound risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
British Pound risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	65	132
British Pound risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	85
British Pound risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	28	21
British Pound risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	4
British Pound risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	22
British Pound risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	611	305
Israeli Shekel risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	104	67
Israeli Shekel risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	2
Israeli Shekel risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	82	58
Israeli Shekel risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	19	7
Israeli Shekel risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Israeli Shekel risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,247	1,240
Israeli Shekel risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	184	181
Israeli Shekel risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	410	326
Israeli Shekel risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	17
Israeli Shekel risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	635	716
Israeli Shekel risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	178	54
Chinese Yuan Renminbi risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	357	251
Chinese Yuan Renminbi risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	263	60
Chinese Yuan Renminbi risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	4
Chinese Yuan Renminbi risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	51
Chinese Yuan Renminbi risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		136
Chinese Yuan Renminbi risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	225	220
Chinese Yuan Renminbi risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	52	68
Chinese Yuan Renminbi risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	91	66
Chinese Yuan Renminbi risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	26
Chinese Yuan Renminbi risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	67	60
Chinese Yuan Renminbi risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	134	46
Brazilian Real risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	304	31
Brazilian Real risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	76	6
Brazilian Real risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	222	21
Brazilian Real risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Brazilian Real risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Brazilian Real risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	4
Brazilian Real risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	207	20
Brazilian Real risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	7
Brazilian Real risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	103	11
Brazilian Real risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	0
Brazilian Real risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	51	2
Brazilian Real risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	0
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	74	81
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	56
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	14
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	3
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	38	37
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	2
Other [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	15
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(0)	1
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	8
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	6
Other [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(2,238)	(2,218)
Non-derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(736)	(937)
Non-derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(617)	(99)
Non-derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(18)	(92)
Non-derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,143)	(1,173)
Non-derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	132	31
Non-derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	97	11
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	41
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,189	2,197
Derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	297	521
Derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	28	100
Derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,754	1,478
Derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	23
Derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	35
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	27	40
SWAP USD into ILS [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		701
SWAP USD into ILS [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into ILS [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into ILS [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into ILS [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		701
SWAP USD into ILS [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into ILS [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into ILS [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		324
SWAP USD into Euro [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		324
SWAP USD into Euro [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into Euro [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		63
SWAP USD into GBP [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		63
SWAP USD into GBP [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
SWAP USD into GBP [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	733	479
Cylinder instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	57	47
Cylinder instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	10
Cylinder instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	660	400
Cylinder instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	20
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	2
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	877	630
Forward contracts [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	240	150
Forward contracts [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	16	27
Forward contracts [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	515	377
Forward contracts [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	23
Forward contracts [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	15
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 23	$ 38